Related party transactions	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Related party transactions
30. Related party transactions
Remuneration of Directors and key management personnel

Key management personnel comprises the Non-Executive Directors, the Executive Directors and the Executive Leadership Team.
The Non-Executive Directors’ fees represent amounts received in cash and an element receivable in shares.

	Directors’ remuneration				Key management personnel (including Directors)
	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Short-term employee benefits and fees	2.0	2.9	1.4	1.6	4.1	5.0	2.4	4.3
Post-employment benefits	0.1	0.1	—	0.1	0.1	0.1	0.1	0.2
Share-based payments	7.4	4.8	0.7	1.8	16.0	8.2	0.8	2.3

	9.5	7.8	2.1	3.5	20.2	13.3	3.3	6.8

Directors’ transactions
Du
ring the year ended 31 December 2022, the Group made purchases from companies related to Directors of £nil (year ended 31 December 2021: £
nil
; 6 months ended 31 December 2020: £
nil
; year ended 30 June 2020: £
nil
) of which the balance outstanding at 31 December 2022 was £
nil
(31 December 2021: £
nil
; 31 December 2020: £
nil
; 30 June 2020: £
nil
). Total sales to companies related to the Directors was less than £0.1m (year ended 31 December 2021: £
0.1
m; 6 months ended 31 December 2020: less than £0.1m; year ended 30 June 2020: less than £0.1m), of which less than £
0.1
m (31 December 2021: less than £
0.1
m; 31 December 2020: less than £
0.1
m; 30 June 2020: less than £0.1m) was outstanding as at 31 December 2022.